Debt - Schedule of convertible notes (Details)					12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) item shares	Mar. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)
Borrowings
Convertible notes, current	$ 27,794,000				$ 27,794,000	$ 31,166,000
Convertible notes, non-current	6,239,000				6,239,000
Convertible notes	34,033,000				$ 34,033,000	31,166,000
Amount of debt converted						32,500,000
Amount of unpaid interest converted						$ 2,600,000
Number of shares issued on conversion of debt | shares						10,026,354
SG Ace Inc
Borrowings
Debt installments	4,000,000.0	$ 4,000,000.0	$ 3,000,000.0	$ 2,000,000.0
Interest rate (as a percent)		7.50%	6.50%	5.50%
Default interest rate (as a percent)					12.00%
SG Ace Inc | Subsequent event
Borrowings
Principal amount							$ 9,000,000.0
NA Korea Trans Fund No.4, one (1) institution and eight(8) individual investors
Borrowings
Convertible notes	61,000				$ 61,000
Amount of unpaid interest converted					$ 11,000
Number of shares issued on conversion of debt | shares					20,681
i Best Investment Co., Ltd. | Subsequent event
Borrowings
Principal amount								$ 776,000
M-Venture Investment, Inc.
Borrowings
Convertible debt transferred					$ 500,000
GNI Partners Co., Ltd
Borrowings
Convertible notes						$ 708,000
Number of shares issued on conversion of debt | shares						202,168
1st convertible note | SG Ace Inc
Borrowings
Convertible notes, current	7,620,000				7,620,000	$ 8,461,000
2nd convertible note | M-Venture Investment, Inc. and one (1) institution
Borrowings
Convertible notes, current	7,620,000				7,620,000	8,461,000
7th convertible note | NA Korea Trans Fund No.4, one (1) institution and eight(8) individual investors
Borrowings
Convertible notes, current	2,198,000				2,198,000	1,932,000
16th convertible note | NA Korea Trans Fund No.4 and two (2) individual investors
Borrowings
Convertible notes, current	387,000				387,000	330,000
22nd convertible note | i Best Investment Co., Ltd.
Borrowings
Convertible notes, current	3,233,000				3,233,000	2,746,000
23rd convertible note | Jeju Semiconductor Corp.
Borrowings
Convertible notes, current	908,000				908,000	771,000
24th convertible note | Individual investor
Borrowings
Convertible notes, current	665,000				665,000	565,000
25th convertible note | M-Venture Investment, Inc.
Borrowings
Convertible notes, current						3,511,000
Convertible notes, non-current	3,614,000				3,614,000
26th convertible note | Access Bio, Inc
Borrowings
Convertible notes, current	5,163,000				5,163,000	4,389,000
27th convertible note | Blacktree Co., Ltd
Borrowings
Convertible notes, non-current	$ 2,625,000				$ 2,625,000
8th convertible note
Borrowings
Convertible notes						740,000
9th convertible note
Borrowings
Convertible notes						100,000
12th convertible note
Borrowings
Convertible notes						340,000
21st convertible note
Borrowings
Convertible notes						$ 1,000,000
Number of individual investors exercised early redemption | item						1